Expense Example - NVIT Multi-Manager Small Cap Value Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 3 Years	Class IV Shares 5 Years	Class IV Shares 10 Years
USD ($)	108	356	624	1,390	133	434	757	1,672	108	356	624	1,390